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                   UNITED STATES                              =
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                   SECURITIES AND EXCHANGE COMMISSION                    =
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                         Washington, D.C.  20549                         =
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                                                                         =
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                               FORM 13F                                  =
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                                                                         =
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                         FORM 13F COVER PAGE                             =
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                                                                         =
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Report for the Calendar Year or Quarter Ended: MARCH 31, 2008            =
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                                                                         =
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Check here if Amendment [  ];  Amendment Number:                         =
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This Amendment (Check only one.): [  ] is a restatement.                 =
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                                  [X ] adds new holdings entries.        =
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                                                                         =
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Institutional Investment Manager Filing this Report:                     =
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Name:    BUFORD, DICKSON, HARPER & SPARROW, INC                      =
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Address: 211 N. BROADWAY, SUITE 2080                                     =
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         St. Louis,MO 63102                                              =
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                                                                         =
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                                                                         =
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                                                                         =
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13F File Number: 28-11028_                                               =
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                                                                         =
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The institutional investment manager filing this report and the          =
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person by whom it is signed hereby represent that the person             =
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signing the report is authorized to submit it, that all                  =
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information contained herein is true, correct and complete, and          =
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that it is understood that all required items, statements,               =
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schedules, lists, and tables, are considered integral parts of           =
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this form.                                                               =
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                                                                         =
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Person Signing this Report on Behalf of Reporting Manager:               =
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Name:    William Young                                                   =
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Title:   Compliance Officer                                              =
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Phone:   314-725-5445                                                    =
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Signature, Place, and Date of Signing:                                   =
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                                                                         =
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William Young__   St. Louis, MO___ APRIL 07, 2008                        =
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                                                                         =
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                                                                         =
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Report Type (Check only one.):                                           =
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                                                                         =
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[X ]   13F HOLDINGS REPORT.                                              =
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                                                                         =
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[  ]   13F NOTICE.                                                       =
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                                                                         =
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[  ]   13F COMBINATION REPORT.                                           =
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                                                                         =
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List of Other Managers Reporting for this Manager:                       =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE          =
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ACT OF 1934.                                                             =
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                                                                   =
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                          FORM 13F SUMMARY PAGE                          =
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                                                                         =
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                                                                         =
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Report Summary:                                                          =
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                                                                         =
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Number of Other Included Managers:                                       =
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Form 13F Information Table Entry Total:      50                          =
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Form 13F Information Table Value Total:       $145,063                   =
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                                                                         =
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                                                                         =
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List of Other Included Managers:                                         =
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                                                                         =
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No.   13F File Number        Name                                        =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                         =
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                                                                   =
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                                                             =
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                                                          FORM 13F =
INFORMATION TABLE                                               =20
                                                           VALUE   =
SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY     =20
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN =
AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE  =20
------------------------------ ---------------- --------- -------- =
-------- --- ---- ------- -----------  -------- -------- --------
                                                                         =
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AT&T INC                       COM              00206R102     4898   =
127890 SH       DEFINED                     0        0   127890
AMEDISYS INC                   COM              023436108     1539    =
39120 SH       DEFINED                     0        0    39120
AMETEK INC (NEW)               COM              031100100     1749    =
39830 SH       DEFINED                     0        0    39830
AMPHENOL CORP CL A             COM              032095101     1715    =
46040 SH       DEFINED                     0        0    46040
APOLLO GROUP INC CL A          COM              037604105     3876    =
89730 SH       DEFINED                     0        0    89730
APTARGROUP                     COM              038336103     1777    =
45650 SH       DEFINED                     0        0    45650
ARCHER-DANIELS MIDLAND CO      COM              039483102     4414   =
107250 SH       DEFINED                     0        0   107250
BARD C R INC                   COM              067383109     5655    =
58660 SH       DEFINED                     0        0    58660
BORG WARNER INC                COM              099724106     1675    =
38920 SH       DEFINED                     0        0    38920
CHECKPOINT SYS INC             COM              162825103     1912    =
71220 SH       DEFINED                     0        0    71220
COPART INC                     COM              217204106     1440    =
37160 SH       DEFINED                     0        0    37160
CORNING INC                    COM              219350105     4737   =
197050 SH       DEFINED                     0        0   197050
DANAHER CORP                   COM              235851102     4804    =
63190 SH       DEFINED                     0        0    63190
EXXON MOBIL CORP               COM              30231G102     5124    =
60580 SH       DEFINED                     0        0    60580
FMC CORP (NEW)                 COM              302491303     1760    =
31710 SH       DEFINED                     0        0    31710
FEDERATED INVESTORS            COM              314211103     1618    =
41330 SH       DEFINED                     0        0    41330
FOREST OIL COR COM PAR $0.01   COM              346091705     1773    =
36210 SH       DEFINED                     0        0    36210
FOSSIL INC                     COM              349882100     1581    =
51760 SH       DEFINED                     0        0    51760
GEN DYNAMICS CORP              COM              369550108     3831    =
45950 SH       DEFINED                     0        0    45950
GRACO INC                      COM              384109104     1782    =
49140 SH       DEFINED                     0        0    49140
HELMERICH & PAYNE              COM              423452101     1877   =
 40040 SH       DEFINED                     0        0    40040
HENRY JACK & ASSOC INC         COM              426281101     1757   =
 71220 SH       DEFINED                     0        0    71220
HEWLETT PACKARD CORP           COM              428236103     4577   =
100250 SH       DEFINED                     0        0   100250
JOHNSON & JOHNSON              COM              478160104     4516   =
 69610 SH       DEFINED                     0        0    69610
JOY GLOBAL INC                 COM              481165108     5226    =
80210 SH       DEFINED                     0        0    80210
KIRBY CORP                     COM              497266106     2104    =
36920 SH       DEFINED                     0        0    36920
MANITOWOC INC                  COM              563571108     4538   =
111220 SH       DEFINED                     0        0   111220
MATTHEWS INTL CORP CL A        COM              577128101     1796    =
37220 SH       DEFINED                     0        0    37220
METLIFE INC                    COM              59156R108     5047    =
83760 SH       DEFINED                     0        0    83760
MICROS SYS INC                 COM              594901100     1779    =
52860 SH       DEFINED                     0        0    52860
NASDAQ OMX GROUP INC           COM              631103108     1644    =
42530 SH       DEFINED                     0        0    42530
NIKE INC CL B                  COM              654106103     5649    =
83070 SH       DEFINED                     0        0    83070
NOKIA CORP SPONSORED ADR       COM              654902204     4351   =
136680 SH       DEFINED                     0        0   136680
OCCIDENTAL PETROLEUM           COM              674599105     4958    =
67760 SH       DEFINED                     0        0    67760
PEDIATRIX MEDICAL              COM              705324101     1744    =
25880 SH       DEFINED                     0        0    25880
PROASSURANCE CORP              COM              74267C106     1587    =
29490 SH       DEFINED                     0        0    29490
SATYAM COMPUTER SERVICES-ADR   COM              804098101     4003   =
177210 SH       DEFINED                     0        0   177210
STEEL DYNAMICS INC             COM              858119100     2055    =
62200 SH       DEFINED                     0        0    62200
STRYKER CORP                   COM              863667101     3852    =
59220 SH       DEFINED                     0        0    59220
SYBASE INC                     COM              871130100     1662    =
63210 SH       DEFINED                     0        0    63210
SYNNEX CORP                    COM              87162W100     1704    =
80300 SH       DEFINED                     0        0    80300
SYNIVERSE HOLDINGS INC         COM              87163F106     1705   =
102350 SH       DEFINED                     0        0   102350
TJX COS INC NEW                COM              872540109     5398   =
163220 SH       DEFINED                     0        0   163220
TEAM INC                       COM              878155100     1535    =
56210 SH       DEFINED                     0        0    56210
TRIQUINT SEMICONDUCTOR         COM              89674K103      991   =
195850 SH       DEFINED                     0        0   195850
TUPPERWARE BRANDS CORP         COM              899896104     1553    =
40160 SH       DEFINED                     0        0    40160
W-H ENERGY SERVICES INC        COM              92925E108     1865    =
27095 SH       DEFINED                     0        0    27095
WESTERN DIGITAL CORP           COM              958102105     4603   =
170240 SH       DEFINED                     0        0   170240
WOODWARD GOVERNOR CO           COM              980745103     1610    =
60240 SH       DEFINED                     0        0    60240
HERBALIFE LTD                  COM              G4412G101     1717    =
36140 SH       DEFINED                     0        0    36140
                                                                   =
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